Loans and financings (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	$ 1,762,633	$ 1,725,566
Cash flows from activities
Operating activities	364,957	351,385	$ 256,198
Investing activities	(297,044)	(238,120)	(270,352)
Financing activities	(185,305)	62,446	(34,636)
Non-cash financing transactions
Changes in fair value of loans and financings	(2,052)	3,627	525
Changes in fair value of energy forward contracts	(9,608)	(81)	15,663
Loss on bonds repurchase	(1,905)	(3,348)
Changes in fair value of offtake agreement	49,254	3,347	(2,268)
Balance at the end of the year	1,705,984	1,762,633	1,725,566
Loans And Financings [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	1,762,633	1,725,566
Cash flows from activities
Operating activities	(139,271)	(128,068)
Investing activities
Financing activities	(95,373)	110,387
Non-cash financing transactions
Interest, foreign exchange and other financial effects	110,268	193,675
Changes in fair value of loans and financings	(2,052)	3,627
Changes in debt modification gain		(3,142)
Changes in fair value of derivative financial instruments
Changes in fair value of energy forward contracts
Fair value of financial instruments in commodity contracts
Price cap realized in offtake agreement
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	328	1,572
Addition of new contracts
Dividends distribution to non-controlling interests
Cash flow hedge accounting
Currency translation adjustment	67,546	(140,984)
Loss on bonds repurchase	1,905
Changes in fair value of offtake agreement
Renegotiation of contracts
Balance at the end of the year	1,705,984	1,762,633	1,725,566
Leases Liabilities [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	95,899	77,405
Cash flows from activities
Operating activities	(9,807)	(11,645)
Investing activities	3,745
Financing activities	(43,616)	(32,056)
Non-cash financing transactions
Interest, foreign exchange and other financial effects	5,994	2,652
Changes in fair value of loans and financings
Changes in debt modification gain
Changes in fair value of derivative financial instruments
Changes in fair value of energy forward contracts
Fair value of financial instruments in commodity contracts
Price cap realized in offtake agreement
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk
Addition of new contracts	54,296	65,099
Dividends distribution to non-controlling interests
Cash flow hedge accounting
Currency translation adjustment	6,704	(5,556)
Loss on bonds repurchase
Changes in fair value of offtake agreement
Renegotiation of contracts	7,919
Balance at the end of the year	121,134	95,899	77,405
Other Financial Instruments Net [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	31,852	38,229
Cash flows from activities
Operating activities	(1,687)	(4,762)
Investing activities
Financing activities
Non-cash financing transactions
Interest, foreign exchange and other financial effects	15	(150)
Changes in fair value of loans and financings
Changes in debt modification gain
Changes in fair value of derivative financial instruments	(4,116)	(194)
Changes in fair value of energy forward contracts	(9,608)	(81)
Fair value of financial instruments in commodity contracts		3,347
Price cap realized in offtake agreement	(5,011)	(3,246)
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk
Addition of new contracts
Dividends distribution to non-controlling interests
Cash flow hedge accounting	5,150	872
Currency translation adjustment	1,277	(2,163)
Loss on bonds repurchase
Changes in fair value of offtake agreement	49,254
Renegotiation of contracts
Balance at the end of the year	67,126	31,852	38,229
Dividends Payables [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	3,707	2,830
Cash flows from activities
Operating activities	(1,226)
Investing activities
Financing activities	(34,267)	(15,529)
Non-cash financing transactions
Interest, foreign exchange and other financial effects	(303)	2,422
Changes in fair value of loans and financings
Changes in debt modification gain
Changes in fair value of derivative financial instruments
Changes in fair value of energy forward contracts
Fair value of financial instruments in commodity contracts
Price cap realized in offtake agreement
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk
Addition of new contracts
Dividends distribution to non-controlling interests	57,289	17,351
Cash flow hedge accounting
Currency translation adjustment	1,718	(3,367)
Loss on bonds repurchase
Changes in fair value of offtake agreement
Renegotiation of contracts
Balance at the end of the year	26,918	3,707	2,830
Attributable To N E X As Shareholders [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	813,930	1,197,324
Cash flows from activities
Operating activities	116,583	(205,030)
Investing activities	997
Financing activities	(12,887)	(4,635)
Non-cash financing transactions
Interest, foreign exchange and other financial effects	19,701	(9,082)
Changes in fair value of loans and financings
Changes in debt modification gain
Changes in fair value of derivative financial instruments
Changes in fair value of energy forward contracts
Fair value of financial instruments in commodity contracts
Price cap realized in offtake agreement
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	(328)	(1,572)
Addition of new contracts
Dividends distribution to non-controlling interests
Cash flow hedge accounting	(3,691)	644
Currency translation adjustment	68,629	(163,719)
Loss on bonds repurchase
Changes in fair value of offtake agreement
Renegotiation of contracts
Balance at the end of the year	1,002,934	813,930	1,197,324
Attributable To Noncontrolling Interests [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	246,363	254,713
Cash flows from activities
Operating activities	90,518	17,623
Investing activities
Financing activities	838	4,279
Non-cash financing transactions
Interest, foreign exchange and other financial effects
Changes in fair value of loans and financings
Changes in debt modification gain
Changes in fair value of derivative financial instruments
Changes in fair value of energy forward contracts
Fair value of financial instruments in commodity contracts
Price cap realized in offtake agreement
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk
Addition of new contracts
Dividends distribution to non-controlling interests	(57,289)	(17,351)
Cash flow hedge accounting
Currency translation adjustment	6,199	(12,901)
Loss on bonds repurchase
Changes in fair value of offtake agreement
Renegotiation of contracts
Balance at the end of the year	$ 286,629	$ 246,363	$ 254,713